PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT

8.	Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	March 31, 2026	December 31, 2025
Computer equipment	$5,090	$5,090
Less: Accumulated depreciation	(1,767)	(1,343)
Total	$3,323	$3,747

Computer equipment is depreciated on a straight-line basis over a useful life of three years. Depreciation expense for the three months ended March 31, 2026 was $424 (March 31, 2025: $71).

5.	Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	2025	2024
Computer equipment	$5,090	-
Less: Accumulated depreciation	(1,343)	-
Total	$3,747	-

During the year ended December 31, 2025, the Company acquired computer equipment at a cost of $5,090 (2024: nil). The asset is depreciated on a straight-line basis over a useful life of three years. The depreciation expense for the year ended December 31, 2025 was $1,343 (2024: nil).